Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other assets [Abstract]
Restricted cash	$ 89	$ 76
Long-term prepaid expenses	8	5
Right-of-Use assets, net	659	410
Total	$ 756	$ 491